Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Revenue	$ 1,750	$ 7,150	$ 7,000	$ 29,050
Consulting and contract services	10,500	10,500	31,500	31,500
General and administrative	19,219	24,644	58,763	63,867
Interest	16,371	2,151	7,742	4,005
Legal	9,921	0	10,442	3,336
Marketing	179	163	530	495
Expenses	39,819	37,458	108,977	103,203
Comprehensive Income (loss) from operations	(38,069)	(30,308)	(101,977)	(74,153)
Preferred stock dividends	(148,451)	(133,560)	(434,761)	(390,408)
Expense recoveries	0	0	0	6,625
Other	(48,451)	(131,235)	(434,761)	(383,783)
Net and Comprehensive Income (loss)	$ (186,520)	$ (161,543)	$ (536,738)	$ (457,936)
Net and Comprehensive Income (loss) Gain (loss) to common shareholders	$(186,520)	$(161,543)	$(536,738)	$(457,936)
Weighted average shares outstanding	87,467,288	87,467,288	87,467,288	87,467,288
Net loss per share	(0.0021)	(0.0018)	(0.0060)	(0.0052)